Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Consolidated Statements of Cash Flows
Cash, cash equivalents, and restricted cash	$ 5,454,448	¥ 37,502,058	¥ 29,798,537	¥ 24,163,650
Less: Cash, cash equivalents, and restricted cash of discontinued operations at end of year				6,302,974
Cash, cash equivalents, and restricted cash of continuing operations at end of year	$ 5,454,448	¥ 37,502,058	¥ 29,798,537	¥ 17,860,676